                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


               Report for the Quarter Ended June 30, 2001.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:           $428,706


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                                        FORM 13F INFORMATION TABLE


                         TITLE                                                                                 VOTING AUTHORITY
                          OF                   VALUE       SHARES/     SH/   PUT/   INVSTMT     OTHER     --------------------------
NAME OF ISSUER           CLASS     CUSIP      (X$1,000)    PRN AMT     PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED    NONE
--------------           -----   ---------    --------    ----------   ---   ----   --------  ---------   ---------- -------  ------
ALEXION PHARMACEUTICALS  NOTE     015351AB5     19,076    29,585,000   PRN            SOLE                29,585,000
 INC                     5.75%
                         3/1
AMERITRADE HLDG CORP     SUB NO   03072HAB5      7,315    10,450,000   PRN            SOLE                10,450,000
                         CV5.75%
                         04
AT HOME CORP             SUB NT   045919AF4     15,642    47,400,000   PRN            SOLE                47,400,000
                         CV
                         4.75%06
AT HOME CORP             COM      045919107      7,140     3,400,000   SH             SOLE                 3,400,000
                         SER A
COVAD COMMUNICATIONS     COM      222814204        583       685,650   SH             SOLE                   685,650
 GROUP INC
CRITICAL PATH INC        SB NT    22674VAB6     12,808    54,500,000   PRN            SOLE                54,500,000
                         CV
                         5.75%05
EASYLINKS SVCS CORP      CL A     27784T101        840     1,556,088   SH             SOLE                 1,556,088
FEDERAL MOGUL CORP       COM      313549107        338       200,000   SH             SOLE                   200,000
IBASIS INC               SB NT    450732AA0     11,086    27,715,000   PRN            SOLE                27,715,000
                         CV
                         5.75%05
IBASIS INC               COM      450732102      3,692       946,700   SH             SOLE                   946,700
INTERLIANT INC           COM      458742103         50        60,000   SH             SOLE                    60,000
INTERLIANT INC           SUB NT   458742AB9      1,083     7,100,000   PRN            SOLE                 7,100,000
                         CV 7%05
INTERLIANT INC           SB NT    458742AA1      7,790    51,080,000   PRN            SOLE                51,080,000
                         CV 5.5%
                         04
INTERNET CAP GROUP INC   COM      46059C106        195      100,000Q   SH             SOLE                   100,000
INTERNET CAP GROUP INC   SUB NT   46059CAA4     26,376    75,359,000   PRN            SOLE                75,359,000
                         CV
                         5.5%04
MPOWER COMMUNICATIONS    COM      62473L101        823       798,575   SH             SOLE                   798,575
 CORP
MPOWER COMMUNICATIONS    PFD      62473L200      1,522       380,500   SH             SOLE                   380,500
 CORP                    CV D
                         7.25%
NETRATINGS INC           COM      64116M108        488        33,000   SH             SOLE                    33,000
NETWORK PLUS CORP        DP       64122D605        450            50   SH             SOLE                        50
                         1/10A
                         CV7.5
RITE AID CORP            COM      767754104    228,923    25,721,638   SH             SOLE                25,721,638
RITE AID CORP            COM      767754104     32,040     3,600,000   SH    PUT      SOLE                 3,600,000
TERAYON COMMUNICATIONS   COM      880775101      9,783     1,644,200   SH             SOLE                 1,644,200
 SYS
TERAYON COMMUNICATIONS   SB NT    880775AA9     25,602    73,148,000   PRN            SOLE                73,148,000
 SYS                     CV 144A
                         07
TERAYON COMMUNICATIONS   SB NT    880775AC5      3,073     8,779,000   PRN            SOLE                 8,779,000
 SYS                     CONV
                         5%07
UNITEDGLOBALCOM          PFD CV   913247201      3,332       213,250   PRN            SOLE                   213,250
                         1/20
                         DSR
UNITEDGLOBALCOM          CL A     913247508      8,656     1,009,988   SH             SOLE                 1,009,988